Depreciation Amortization and Impairment - Schedule of Depreciation Amortization and Impairment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Depreciation Amortisation And Impairment Expense [Abstract]
Depreciation									$ 3,895	$ 4,357	$ 5,149
Amortization									22,922	25,481	9,386
Impairment										2,874	15,167
Total	$ 6,903	$ 6,586	$ 6,610	$ 6,718	$ 10,627	$ 6,931	$ 7,707	$ 7,447	$ 26,817	$ 32,712	$ 29,702